Derivative Financial Instruments and Risk Management Policies - Interest Rate Benchmark Reform And Associated Risks (Details)	Dec. 31, 2020 employee
USD Libor 3M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	39,048,000,000
GBP Libor 3M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	2,200,000,000
CHF Libor 3M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	300,000,000
USD Libor 1M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	150,000,000
USD Libor 6M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	140,000,000